STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

November 8, 2013

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Mr. John M. Ganley

Re:	O'Connor Fund of Funds: Alternative Fixed-Income LLC
(formerly, O'Connor Fund of Funds: Long/Short Credit Strategies LLC)
(File Nos. 333-172907 and 811-21117)

Ladies and Gentlemen:

On behalf of O'Connor Fund of Funds: Alternative Fixed-Income LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission is Post-Effective Amendment No. 5 to the Fund's Registration Statement ("Registration Statement") on Form N-2 under the Securities Act of 1933, as amended (also constituting Amendment No. 20 to the Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended ) (the "Amendment").

The Amendment is being filed principally to reflect a change in the Fund's investment program.  Currently, the Fund's investment program has a relatively narrow focus within the fixed-income market, primarily investing with underlying investment managers that employ long/short credit, distressed/opportunistic and structured credit strategies.  UBS Alternative and Quantitative Investments LLC, the Fund's investment adviser (the "Adviser"), believes that it would be beneficial for the Fund to focus on more active long/short and structured credit strategies, and that investing in additional fixed-income strategies will afford the Fund the opportunity to provide additional attractive risk-adjusted returns.  The Fund's investment program is not a fundamental policy of the Fund, and a change to the investment program does not otherwise require a vote of investors.  Fund investors were notified of the proposed change in investment program in connection with the Fund's fourth quarter 2013 tender offer.

Effective as of January 1, 2014, the Fund intends to seek to achieve its investment objective by deploying its assets primarily among underlying investment managers that may employ a wide range of fixed-income and derivative (and, to a lesser extent, equity) strategies to take advantage of market opportunities and pricing inefficiencies between the perceived value of a debt or equity obligation and its market value.  In connection therewith, the Fund proposes to effect the name change reflected above, effective as of January 1, 2014, to more appropriately reflect its investment in underlying investment managers that employ fixed-income strategies.  The prospectus and statement of additional information included in the Amendment herewith are marked to show changes from the versions of those documents included in Post-Effective Amendment No. 4 to the Registration Statement, filed on April 29, 2013 (Reg. Nos. 333-172907 and 811-21117).

We propose to file an additional amendment to the Registration Statement on or before December 23, 2013, following receipt of your comments, if any, to the accompanying filing in order to formally incorporate the Fund's audited financial statements for the year ended December 31, 2012 and unaudited financial statements for the six-month period ended June 30, 2013, complete other omitted data and seek effectiveness as of January 1, 2014.

Should members of the Staff have any questions or comments regarding the Amendment, they should telephone the undersigned at 212.806.6274 or Gary L. Granik of this office at 212.806.5790.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc: Gary L. Granik